Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
French government R&D credit	$ 0	$ 400,379	$ 282,036
French payroll taxes receivable	33,557	34,899
Employee loan		0	4,000
Stock subscription and Other		0	22,898
Other receivables - current	33,557	435,278	308,934
Deposits	21,887	23,249	22,555
Other receivables - noncurrent	$ 21,887	$ 23,249	$ 22,555